Decommissioning Provision	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Disclosure of provisions [text block]
10.	Decommissioning Provision

Reclamation and closure costs for the Prairie Creek Property have been estimated based on an Abandonment and Restoration Plan agreed to by the Mackenzie Valley Land and Water Board and the Company based upon current obligations under existing surface leases, land use permits and a class “B” Water Licence for reclamation and closure of the Prairie Creek Mine site as it now exists with the current infrastructure and assuming a mine life of 15 years. These reclamation and closure costs have been measured based on the net present value of the best estimate of future cash expenditures. These reclamation and closure costs and any subsequent changes in estimates are capitalized into exploration and evaluation assets and amortized over the life of the related asset (see Note 8). The accretion expense is included in finance costs in the consolidated statement of comprehensive income or loss.

The Company’s undiscounted decommissioning provision for the Prairie Creek site, as it currently exists, is $2,838,000 (December 31, 2017 - $2,782,000), being the estimated future net cash outflows of the reclamation and closure costs, including a 25% contingency and inflation rate of 2% per annum, required to satisfy the obligations, settlement of which will occur subsequent to closure of the mine assumed
to be in 2037. The decommissioning provision is discounted using a risk free rate of 2.13% (December 31, 2017 – 2.22%).

Reclamation and closure costs are capitalized into exploration and evaluation assets and amortized over the life of the Prairie Creek Mine asset. Changes in the reclamation and closure costs resulting from changes in the timing, estimated cost or discount rate requires an offsetting change in the carrying value of the corresponding exploration and evaluation asset. Decreases in the decommissioning provision result in a corresponding decrease to the asset until the corresponding asset is reduced to nil, after which a decrease in the decommissioning provision is recognized as a gain in the consolidated statement of comprehensive loss.

	December 31, 2018	December 31, 2017
Balance – beginning of year	$1,834	$1,797
Accretion expense	40	40
Change in estimates	30	(3)

Balance – end of year	$1,904	$1,834